Leases (Details 2) - USD ($) $ in Thousands	Dec. 31, 2020	Sep. 30, 2020
Leases
Remainder of Fiscal 2021	$ 1,378	$ 1,848
Fiscal 2022	1,686	1,686
Fiscal 2023	1,159	1,159
Fiscal 2024	898	898
Fiscal 2025	434	434
Thereafter	108	108
Less: Imputed interest	(543)	(591)
Present value of operating lease liabilities (a)	$ 5,120	$ 5,542